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               [Transamerica Life Insurance Company Letterhead]

March 12, 2002

VIA EDGAR

____________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Separate Account VA A
     File No. 811-09172, CIK 0001034624
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA A, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Atlas Insurance Trust; AEGON/Transamerica Series Fund, Inc.; AIM Variable Insurance Funds; Alliance Variable Products Series Fund, Inc. - Class B; The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Class; Dreyfus Variable Investment Fund - Initial Class; Endeavor Series Trust; Federated Insurance Series; and Janus Aspen
Series - Service Shares. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..  On February 28, 2002, Atlas Insurance Trust filed its annual report with the
   Commission via EDGAR (CIK: 0001031877);

.. On February 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

.. On March 8, 2002, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

..  On March 6, 2002, (Premier Growth Portfolio and Technology Portfolio)
   Alliance Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);
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Securities and Exchange Commission
March 12, 2002
Page 2


..  On March 7, 2002, (Growth Portfolio) Alliance Variable Products Series Fund,
   Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

..  On February 28, 2002, The Dreyfus Socially Responsible Growth Fund, Inc.
   filed its annual report with the Commission via EDGAR (CIK: 0000890064);

.. On March 7, 2002, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

..  On March 5, 2002, Endeavor Series Trust filed its annual report with the
   Commission via EDGAR (CIK: 0000847254);

.. On February 25, 2002, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577); and

.. On February 20, 2002, Janus Aspen Series - Service Shares filed its annual report with the Commission via EDGAR (CIK: 0000906185).

To the extent necessary, these filings are incorporated herein by reference.


Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division